Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Acquisitions
6. Acquisitions
On June 8, 2023, the Company completed the acquisition of all of the outstanding capital stock of Spaceflight for total consideration of approximately $9.8 million comprised of 2.7 million of the Company’s Series M Preferred Stock. To determine the fair value of the equity consideration issued as part of the total purchase consideration for the acquisition, the Company utilized the fair market value of its Series M Preferred Stock, determined with the assistance of a third-party valuation specialist, using an option-pricing methodology. Following the completion of the acquisition, Spaceflight is a consolidated subsidiary of the Company.
The acquisition was accounted for as a business combination under ASC 805,
Business Combinations
, with the Company identified as the acquirer. In accordance with the acquisition method of accounting, the purchase price has been assigned to the assets acquired, and the liabilities assumed, based on their estimated fair value at the acquisition date. In connection with the acquisition, the Company incurred acquisition-related costs of $0.6 million, which were expensed in the consolidated statements of net loss and comprehensive loss for the year ending December 31, 2023.
As of this report date, the Company has completed the analysis to assign fair values to all assets acquired and liabilities assumed and, therefore, the purchase price allocation for the acquisition is final.
The table below sets forth the consideration paid, and the fair value of the assets acquired, and liabilities assumed for the acquisition:

As of June 8, 2023
Consideration paid
Equity (Issuance of Series M Preferred Stock)	$9,804

As of June 8, 2023
Assets acquired and liabilities assumed
Cash and cash equivalents	$7,253
Accounts receivable	1,636
Inventory	247
Prepaid expenses and other current assets	622
Deferred project costs	11,083
Property and equipment	2,958
ROU asset	2,772
Goodwill	17,097

Total assets	$43,668
Accounts payable	$860
Accrued expenses	3,825
Deferred revenue	25,983
Lease liability	3,012
Uncertain tax position liability	184

Total liabilities	$33,864

Total net assets	$9,804

The fair value of the working capital items, including accounts receivable, inventory, prepaid expenses and other current assets, accounts payable and accrued liabilities, approximates their respective carrying values at the date of the acquisition. Effective January 1, 2021, the Company has adopted ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which created an exception to the recognition and measurement principles of ASC 805, for the Company’s contract assets and liabilities, including deferred project costs and deferred revenue, essentially resulting in the carryover of the historical amounts determined in accordance with ASC 606
,
rather than fair value.
Given the nature of the underlying personal property, the fair value of the property and equipment was determined to be commensurate with their carrying value. No separately identifiable intangible assets were identified in this transaction. The goodwill recognized in the acquisition represents further expansion of the Company’s orbital flight services. As a result of the acquisition, the Company does not expect to have any deductible goodwill for tax purposes.
The results of operations of Spaceflight for the period from June 8, 2023 to December 31, 2023 have been included in the results of operations for the year ended December 31, 2023. The post-acquisition revenue of approximately $4.7 million and net loss of $13.1 million attributable to Firefly are included in the consolidated statements of net loss and comprehensive loss for the period from June 8, 2023 to December 31, 2023.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations as if Spaceflight had been acquired as of the beginning of fiscal year 2023. The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition including transaction costs. Transactions costs of approximately $1.0 million are assumed to have occurred on January 1, 2023 and are recognized as if incurred in the first quarter of 2023. Of these transaction costs, $0.1 million are incurred by Spaceflight and $1.0 million are incurred by the Company. The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of the Company’s consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year 2023 or of the results of its future operations of the combined business.

2023 (Unaudited)
Pro forma net revenue	$69,092
Pro forma net loss	(162,040)